ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2022
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net, consisted of the following:

	September 30, 2022	September 30, 2021
Accounts receivable associated with digital advertising services	$2,032,717	$1,361,581
Accounts receivable associated with payment solution services – related party	-	836
Less: allowance for doubtful account	-	-
Accounts receivable, net	$2,032,717	$1,362,417

SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION

Accounts receivable by aging bucket	Balance as of September 30, 2022	Subsequent collection	% of subsequent collection
Less than 6 months	$2,032,717	$1,311,268	65%
From 7 to 9 months	-	-	-%
From 10 to 12 months	-	-	-%
Over 1 year	-	-	-%
Total gross accounts receivable	-	-	-%
Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$2,032,717	$1,311,268	65%

Accounts receivable by aging bucket	Balance as of September 30, 2021	Subsequent collection	% of subsequent collection
Less than 6 months	$1,362,342	$1,362,342	100%
From 7 to 9 months	12	12	100%
From 10 to 12 months	-	-	-%
Over 1 year	63	63	100%
Total gross accounts receivable	1,362,417	1,362,417	100%
Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$1,362,417	$1,362,417	100%